SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
21.	Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from interactive toys, and mobile games.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Interactive toys - animation series	$1,969,141	$160,672	$522,638
Interactive toys - game series	15,905,314	21,152,258	16,896,944
Mobile game	2,473,162	2,521,199	1,111,596
Information service	4,328,591	-	-
Communication service	5,514,861	-	-
Total revenues	$30,191,069	$23,834,129	$18,531,178

Disaggregated information by business lines are as follows:

Year ended December 31, 2020

	Interactive toys	Interactive toys		Information	Communication
	animation series	game series	Mobile game	Service	Service
Revenue	$1,969,141	$15,905,314	$2,473,162	4,328,591	5,514,861
Costs of revenue	(1,348,936)	(5,490,820)	(10,577)	(4,334,411)	(5,022,079)
Gross Profit	$620,205	$10,414,494	$2,462,585	(5,820)	492,782

Year ended December 31, 2019

	Interactive toys	Interactive toys
	animation series	game series	Mobile game
Revenue	$160,672	$21,152,258	$2,521,199
Costs of revenue	(81,201)	(7,160,508)	(290,091)
Gross Profit	$79,471	$13,991,750	$2,231,108

Year ended December 31, 2018

	Interactive toys	Interactive toys
	animation series	game series	Mobile game
Revenue	$522,638	$16,896,944	$1,111,596
Costs of revenue	(379,069)	(5,612,915)	(116,692)
Gross Profit	$143,569	$11,284,029	$994,904

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also review consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Domestic PRC revenues	$30,191,069	$23,834,129	$18,407,891
Export revenues	-	-	123,287
Total revenues	$30,191,069	$23,834,129	$18,531,178